Statements of Cash Flow (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (5,213,000)	$ (11,934,000)	$ (15,383,000)	$ (6,762,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	176,000	976,000	1,067,000	2,154,000
Net cash (used in) provided by operating activities	(488,000)	(2,510,000)	(2,201,000.0)	(2,474,000)
Net cash used in investing activities	(80,000)	(155,000)	(176,000)	(294,000)
Net cash provided by financing activities	$ 175,000	2,565,000	$ 2,612,000	$ 2,138,000
Previously Reported [Member]
Cash flows from operating activities
Net loss		(12,128,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation		1,170,000
Net cash (used in) provided by operating activities		(2,510,000)
Net cash used in investing activities		(155,000)
Net cash provided by financing activities		2,565,000
Revision of Prior Period, Reclassification, Adjustment [Member]
Cash flows from operating activities
Net loss		194,000
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation		(194,000)
Net cash (used in) provided by operating activities
Net cash used in investing activities
Net cash provided by financing activities